Financial Risk Management Objectives And Policies - Schedule of Financial Assets Exposed to Interest Rate Risk (Detail) - Interest rate risk [member] - AUD ($)	Jun. 30, 2019	Jun. 30, 2018
Financial Assets
Net exposure	$ 28,983,491	$ 14,825,532
Cash and cash equivalents [member]
Financial Assets
Net exposure	$ 28,983,491	$ 14,825,532